Other Investments and Purchase Deposits (Details Narrative) - USD ($)	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Reserve Quantities [Line Items]
Total consideration	$ 750,000
Payments for acquisition		$ 187,812
High Street Capital Partners [Member]
Reserve Quantities [Line Items]
Total consideration	$ 3,000,000